NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Share-based Comprnsation, Restricted Stock Awards (USD $)	12 Months Ended			12 Months Ended
	Dec. 29, 2012 Number of restricted shares [Member]	Dec. 31, 2011 Number of restricted shares [Member]	Jan. 01, 2011 Number of restricted shares [Member]	Dec. 29, 2012 Weighted average fair value at grant date [Member]	Dec. 31, 2011 Weighted average fair value at grant date [Member]	Jan. 02, 2010 Weighted average fair value at grant date [Member]
Non-Vested	41,664	25,000	0
Non-Vested (in Dollars per share)				$ 8.07	$ 5.26	$ 0
Granted	25,000	25,000
Granted (in Dollars per share)				$ 9.94	$ 5.26
Vested	(8,336)	0
Vested (in Dollars per share)				$ 5.26	$ 0
Forfeited	0	0
Forfeited (in Dollars per share)				$ 0	$ 0